Accounting judgments, estimates and assumptions Additional information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 26, 2021 shares
Share warrant obligation
Number of shares to acquire each warrant | shares			1			20,250,000
Warrants price | $ / shares			$ 11.50
Number of warrants converted | shares						20,250,000
Revenue	$ 126,071,000	$ 86,689,000	$ 434,094,000	$ 260,892,000	$ 93,811,000
Income tax expense	752,000	184,000	1,127,000	862,000	7,000
Tax liability	3,194,000		814,000	306,000
Trade and other payables	33,356,000		26,573,000	17,214,000
Trade and other receivables	48,625,000		45,087,000	32,974,000
Platform commissions	33,451,000	24,480,000	117,229,000	75,163,000	28,766,000
Long-term deferred revenue	120,568,000		128,074,000	79,220,000
Deferred revenue	303,413,000		294,607,000	215,562,000
Long-term deferred platform commission fees	113,902,000		116,533,000	89,587,000
Other reserves	165,095,000		166,405,000	12,084,000
Game operation cost	9,310,000	3,937,000	18,945,000	17,390,000	15,727,000
General and administrative expense	8,496,000	$ 2,809,000	23,031,000	3,689,000	2,611,000
Accumulated deficit	$ (304,068,000)		(327,497,000)	(114,019,000)
Threshold limit of the gross sales, for the two yeard before the reporting period, to determine elimination of tax obligation				$ 10,000,000,000	10,000,000,000
Percentage of tax elimination over gross sales, when threshold limit of gross sales is not exceeded				0.09
Correction of errors
Share warrant obligation
Revenue				$ 463,000
Income tax expense				844,000
Tax liability				289,000
Trade and other payables				97,000
Trade and other receivables				189,000
Platform commissions				25,000
Long-term deferred revenue				235,000
Deferred revenue				851,000
Long-term deferred platform commission fees				25,000
Other reserves				1,976,000	$ 1,819,000
Game operation cost			988,000
General and administrative expense			$ 910,000
Accumulated deficit				289,000
Previously stated
Share warrant obligation
Revenue				913,000
Trade and other payables				1,999,000
Accrued liability				$ 1,999,000
Ifrs Measurement Input Price Volatility [Member] | Warrants
Share warrant obligation
Percentage of increase in fair value of public and private warrants			10.00%
Percentage of decrease in fair value of public and private warrants			10.00%
Increase in deferred revenue balance			$ 1,334,000
Decrease in deferred revenue balance			$ 1,366,000